Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM Real Assets Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Assets Fund - Class A | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM Real Assets Fund - Class A | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
PGIM Real Assets Fund - Class A | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Real Assets Fund - Class A | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund - Class A | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Real Assets Fund - Class A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Assets Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Real Assets Fund - Class A | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Real Assets Fund - Class A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Real Assets Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Assets Fund Class C | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM Real Assets Fund Class C | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
PGIM Real Assets Fund Class C | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Real Assets Fund Class C | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund Class C | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Real Assets Fund Class C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Assets Fund Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Real Assets Fund Class C | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Real Assets Fund Class C | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Real Assets Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Assets Fund Class Z | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM Real Assets Fund Class Z | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
PGIM Real Assets Fund Class Z | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Real Assets Fund Class Z | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund Class Z | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Real Assets Fund Class Z | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Assets Fund Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Real Assets Fund Class Z | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Real Assets Fund Class Z | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
PGIM Real Assets Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class R6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
PGIM Real Assets Fund - Class R6 | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
PGIM Real Assets Fund - Class R6 | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
PGIM Real Assets Fund - Class R6 | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
PGIM Real Assets Fund - Class R6 | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund - Class R6 | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Real Assets Fund - Class R6 | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Real Assets Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Real Assets Fund - Class R6 | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PGIM Real Assets Fund - Class R6 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)